Document and Entity Information	Sep. 21, 2021
Cover [Abstract]
Entity Address, Address Line Three	11-12 St. James’s Square
Amendment Flag	false
Entity Central Index Key	0001635088
Document Type	8-K
Document Period End Date	Sep. 21, 2021
Entity Registrant Name	Roivant Sciences Ltd.
Entity Incorporation State Country Code	D0
Entity File Number	001-40782
Entity Tax Identification Number	98-1173944
Entity Address, Address Line One	Suite 1
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1Y 4LB
Entity Address, Country	GB
City Area Code	44 207
Local Phone Number	400 3347
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true